Subsequent Event	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
Note 32. Subsequent Events
The Company has scheduled a meeting of the holders of its common shares on May 31, 2019, to consider and approve: (i) the change of the Company’s name to “Scully Limited”; and (ii) a consolidation of its common shares on a 25 for 1 basis, and subsequent forward split of such shares on a 1 for 25 basis. Subject to receipt of requisite shareholder approval at the scheduled meeting, the Company currently expects that such actions will be completed on or about June 3, 2019.